Condensed Parent Company Financial Information - Summary of Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest on securities	$ 7,014	$ 6,766	$ 6,413	$ 6,247	$ 6,295	$ 5,863	$ 5,813	$ 5,661	$ 5,559	$ 5,463	$ 5,568	$ 5,407	$ 26,440	$ 23,632	$ 21,997
Securities gains														1	56
NET INCOME	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 1,607	$ 1,556	$ 1,517	$ 1,342	7,101	6,738	6,022
COMPREHENSIVE INCOME													7,421	6,281	5,887
Parent Company [Member]
Interest on securities													2	2	2
Dividends from subsidiary													2,600	2,450	2,400
Securities gains															35
Total income													2,602	2,452	2,437
Operating expenses													348	384	465
Income before taxes and undistributed equity income of subsidiary													2,254	2,068	1,972
Income tax benefit													(123)	(131)	(146)
Equity earnings in subsidiary, net of dividends													4,724	4,539	3,904
NET INCOME													7,101	6,738	6,022
COMPREHENSIVE INCOME													$ 7,421	$ 6,281	$ 5,887